TECHNOLOGY AND OTHER ASSETS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Amortization of Intangible Assets	$ 69,314	$ 71,053	$ 278,997	$ 323,905